Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000214854 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214854 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	5.40%
C000214854 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	3.50%
C000214854 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	3.00%
C000214854 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214854 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214854 | FR_BF4HYV900
Holdings [Line Items]
Percent of Total Investments	2.30%
C000214854 | FR_ACI3752C2
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214854 | FR_271830903
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214854 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214854 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	32.50%
C000214852 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	6.00%
C000214852 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	5.40%
C000214852 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	3.50%
C000214852 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	3.00%
C000214852 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214852 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214852 | FR_BF4HYV900
Holdings [Line Items]
Percent of Total Investments	2.30%
C000214852 | FR_ACI3752C2
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214852 | FR_271830903
Holdings [Line Items]
Percent of Total Investments	2.20%
C000214852 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	2.10%
C000214852 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Total Investments	32.50%
C000118372 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	16.90%
C000118372 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	7.90%
C000118372 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118372 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	5.30%
C000118372 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.00%
C000118372 | FR_626073902
Holdings [Line Items]
Percent of Total Investments	4.00%
C000118372 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118372 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118372 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118372 | FR_004561908
Holdings [Line Items]
Percent of Total Investments	1.70%
C000118372 | Antofagasta PLC
Holdings [Line Items]
Percent of Total Investments	48.70%
C000118373 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	16.90%
C000118373 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	7.90%
C000118373 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118373 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	5.30%
C000118373 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.00%
C000118373 | FR_626073902
Holdings [Line Items]
Percent of Total Investments	4.00%
C000118373 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118373 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118373 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118373 | FR_004561908
Holdings [Line Items]
Percent of Total Investments	1.70%
C000118373 | Antofagasta PLC
Holdings [Line Items]
Percent of Total Investments	48.70%
C000118374 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	16.90%
C000118374 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	7.90%
C000118374 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118374 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	5.30%
C000118374 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.00%
C000118374 | FR_626073902
Holdings [Line Items]
Percent of Total Investments	4.00%
C000118374 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118374 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118374 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	1.90%
C000118374 | FR_004561908
Holdings [Line Items]
Percent of Total Investments	1.70%
C000118374 | Antofagasta PLC
Holdings [Line Items]
Percent of Total Investments	48.70%
C000199810 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	16.90%
C000199810 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	7.90%
C000199810 | FR_645026907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199810 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	5.30%
C000199810 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.00%
C000199810 | FR_626073902
Holdings [Line Items]
Percent of Total Investments	4.00%
C000199810 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199810 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000199810 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	1.90%
C000199810 | FR_004561908
Holdings [Line Items]
Percent of Total Investments	1.70%
C000199810 | Antofagasta PLC
Holdings [Line Items]
Percent of Total Investments	48.70%
C000023776 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023776 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023776 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023776 | FR_ACI37TJD0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023776 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023776 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023776 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023776 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023776 | FR_483410007
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023776 | FR_406141903
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023776 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	37.50%
C000023778 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023778 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023778 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023778 | FR_ACI37TJD0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023778 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023778 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023778 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023778 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023778 | FR_483410007
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023778 | FR_406141903
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023778 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	37.50%
C000023779 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023779 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023779 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023779 | FR_ACI37TJD0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023779 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023779 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023779 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023779 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023779 | FR_483410007
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023779 | FR_406141903
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023779 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	37.50%
C000211925 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	5.00%
C000211925 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	4.60%
C000211925 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	4.20%
C000211925 | FR_ACI37TJD0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000211925 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.50%
C000211925 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211925 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211925 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211925 | FR_483410007
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211925 | FR_406141903
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211925 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Total Investments	37.50%
C000047589 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047589 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047589 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047589 | FR_617390901
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047589 | FR_040520009
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047589 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | FR_655580009
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | FR_ACI07BQ96
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	19.50%
C000047591 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047591 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047591 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047591 | FR_617390901
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047591 | FR_040520009
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047591 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | FR_655580009
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | FR_ACI07BQ96
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	19.50%
C000047592 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047592 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	2.30%
C000047592 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047592 | FR_617390901
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047592 | FR_040520009
Holdings [Line Items]
Percent of Total Investments	1.90%
C000047592 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | FR_655580009
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | FR_ACI07BQ96
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	19.50%
C000211125 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.30%
C000211125 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	2.30%
C000211125 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211125 | FR_617390901
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211125 | FR_040520009
Holdings [Line Items]
Percent of Total Investments	1.90%
C000211125 | FR_037184900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | FR_655580009
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | FR_ACI07BQ96
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | FR_BNBNSG902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | Babcock International Group PLC
Holdings [Line Items]
Percent of Total Investments	19.50%